Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	333-288087
Entity Registrant Name	TRI-COUNTY FINANCIAL GROUP, INC.
Entity Central Index Key	0001725262
Entity Tax Identification Number	36-3412522
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	706 Washington Street
Entity Address, City or Town	Mendota
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61342
City Area Code	(815)
Local Phone Number	538-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	TYFG
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false